Share-Based Compensation (Details) - Schedule of exercise prices and remaining contractual life $ / shares in Units, $ in Thousands	6 Months Ended
Jun. 30, 2021 USD ($) $ / shares shares
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of options outstanding	2,177,925
Intrinsic Value of Options Outstanding (in Dollars) | $	$ 7,615
No. of options exercisable	1,404,809
Exercise Price One [Member] | Option [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 2.69
Number of options outstanding	673,525
Remaining contractual Life (in years)	4 years 3 days
Intrinsic Value of Options Outstanding (in Dollars) | $	$ 4,183
No. of options exercisable	673,525
Exercise Price Two [Member] | Option [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 3.66
Number of options outstanding	250,000
Remaining contractual Life (in years)	8 years 10 months 2 days
Intrinsic Value of Options Outstanding (in Dollars) | $	$ 1,309
No. of options exercisable	97,223
Exercise Price Three [Member] | Option [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 4.68
Number of options outstanding	59,875
Remaining contractual Life (in years)	8 years 9 months
Intrinsic Value of Options Outstanding (in Dollars) | $	$ 253
No. of options exercisable	15,250
Exercise Price Four [Member] | Option [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 6.22
Number of options outstanding	658,893
Remaining contractual Life (in years)	6 years 6 months 18 days
Intrinsic Value of Options Outstanding (in Dollars) | $	$ 1,763
No. of options exercisable	498,042
Exercise Price Five [Member] | Option [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 8.19
Number of options outstanding	150,000
Remaining contractual Life (in years)	8 years 4 months 17 days
Intrinsic Value of Options Outstanding (in Dollars) | $	$ 107
No. of options exercisable	37,500
Exercise Price Six [Member] | Option [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 9.02
Number of options outstanding	40,500
Remaining contractual Life (in years)	9 years 4 months 17 days
Intrinsic Value of Options Outstanding (in Dollars) | $
No. of options exercisable
Exercise Price Seven [Member] | Option [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 10.12
Number of options outstanding	12,126
Remaining contractual Life (in years)	7 years 5 months 4 days
Intrinsic Value of Options Outstanding (in Dollars) | $
No. of options exercisable	7,274
Exercise Price Eight [Member] | Option [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 12.21
Number of options outstanding	2,421
Remaining contractual Life (in years)	7 years 8 months 26 days
Intrinsic Value of Options Outstanding (in Dollars) | $
No. of options exercisable	1,211
Exercise Price Nine [Member] | Option [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 21.4
Number of options outstanding	4,585
Remaining contractual Life (in years)	8 years 25 days
Intrinsic Value of Options Outstanding (in Dollars) | $
No. of options exercisable	1,256
Exercise Price Ten [Member] | Option [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 12.22
Number of options outstanding	250,000
Remaining contractual Life (in years)	9 years 11 months 1 day
No. of options exercisable	27,778
Exercise Price Eleven [Member] | Option [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 14.00
Number of options outstanding	60,500
Remaining contractual Life (in years)	9 years 9 months 25 days
No. of options exercisable	30,250
Exercise Price Twelve [Member] | Option [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 90.16
Number of options outstanding	15,500
Remaining contractual Life (in years)	1 month 24 days
Intrinsic Value of Options Outstanding (in Dollars) | $
No. of options exercisable	15,500